INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal income tax benefit attributable to:
Current Operations	$ (12,180)	$ (12,700)
Change in valuation allowance	12,180	12,700
Net provision for Federal income taxes	$ 0	$ 0